Annual Fund Operating Expenses - Class A C Inst Inv R R6 Shares - Goldman Sachs US Equity ESG Fund	Dec. 29, 2021
Class A Shares
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	2.99%	[1]
Service Fees	none
All Other Expenses	2.99%
Total Annual Fund Operating Expenses	3.79%
Expense Limitation	(2.75%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	1.04%
Class C Shares
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	3.24%	[1]
Service Fees	0.25%
All Other Expenses	2.99%
Total Annual Fund Operating Expenses	4.54%
Expense Limitation	(2.75%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	1.79%
Institutional Shares
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	2.87%	[1]
Service Fees	none
All Other Expenses	2.87%
Total Annual Fund Operating Expenses	3.42%
Expense Limitation	(2.75%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	0.67%
Investor Shares
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	2.99%	[1]
Service Fees	none
All Other Expenses	2.99%
Total Annual Fund Operating Expenses	3.54%
Expense Limitation	(2.75%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	0.79%
Class R Shares
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	2.99%	[1]
Service Fees	none
All Other Expenses	2.99%
Total Annual Fund Operating Expenses	4.04%
Expense Limitation	(2.75%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	1.29%
Class R6 Shares
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	2.86%	[1]
Service Fees	none
All Other Expenses	2.86%
Total Annual Fund Operating Expenses	3.41%
Expense Limitation	(2.75%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	0.66%

[1]	“Other Expenses” for Class C, Institutional, Investor, and Class R6 Shares of the Fund have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.084% of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 29, 2022, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.